PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	¥ 2,161,622	¥ 1,873,446
Prepaid expenses	64,843	50,373
Other current assets	110,526	42,651
Total current assets	3,037,396	2,454,028
Restricted cash	123,039	63,317
Other non-current assets	212,944	211,785
Total assets	20,885,243	13,144,567
Current liabilities
Accounts payable	1,508,020	1,110,411
Accrued expenses and other payables	476,564	368,624
Total current liabilities	3,507,879	2,423,071
Long-term borrowings	5,203,708	3,459,765
Convertible bonds payable	2,004,714
Other long-term liabilities	340,812	358,898
Total liabilities	15,363,318	8,669,055
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 873,679,343 and 939,479,307 Class A ordinary shares issued and outstanding as of December 31, 2017 and December 31, 2018, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2017 and December 31, 2018, respectively)	341	320
Additional paid-in capital	7,275,945	5,861,445
Accumulated other comprehensive loss	(139,254)	(200,688)
Accumulated deficit	(1,615,107)	(1,185,565)
Total shareholders' equity	5,521,925	4,475,512	¥ 2,986,474	¥ (340,505)
Commitments and contingencies
Total liabilities and shareholders' equity	20,885,243	13,144,567
Parent Company | Reportable Legal Entities
Current assets
Cash	801,701	999,194
Prepaid expenses	6,716	6,295
Other current assets	17,940
Total current assets	826,357	1,005,489
Restricted cash	15,787
Investment and loans to subsidiaries	7,118,336	3,477,331
Other non-current assets		14,936
Total assets	7,960,480	4,497,756
Current liabilities
Accounts payable	166	3,597
Accrued expenses and other payables	34,442	9,973
Due to subsidiaries	913	843
Total current liabilities	35,521	14,413
Long-term borrowings	388,832
Convertible bonds payable	2,004,714
Other long-term liabilities	9,488	7,831
Total liabilities	2,438,555	22,244
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 873,679,343 and 939,479,307 Class A ordinary shares issued and outstanding as of December 31, 2017 and December 31, 2018, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2017 and December 31, 2018, respectively)	341	320
Additional paid-in capital	7,275,945	5,861,445
Accumulated other comprehensive loss	(139,254)	(200,688)
Accumulated deficit	(1,615,107)	(1,185,565)
Total shareholders' equity	5,521,925	4,475,512
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 7,960,480	¥ 4,497,756